Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
TrueShares Structured Outcome January ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome January ETF
Class Name	TrueShares Structured Outcome January ETF
Trading Symbol	JANZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome January ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/janz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/janz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome January ETF	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome January ETF delivered a positive return of 18.11%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2020)
TrueShares Structured Outcome January ETF NAV	18.11	10.95
S&P 500	23.31	11.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/janz for more recent performance information. Visit https://www.true-shares.com/janz for more recent performance information.
Net Assets	$ 27,144,960
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 140,613
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$27,144,960
Number of Holdings	4
Net Advisory Fee	$140,613
Portfolio Turnover	0%
30-Day SEC Yield	3.21%

Holdings [Text Block]

Security Type	(%)
Money Market Funds	49.0%
U.S. Treasury Bills	35.4%
Purchased Options	7.0%
Written Options	-2.8%
Cash & Other	11.4%

Top 10 Issuers	(%)
First American Treasury Obligations Fund	49.0%
United States Treasury Bill	35.4%
SPDR S&P 500 ETF Trust	4.2%
SPDR S&P 500 ETF	0.0%

Updated Prospectus Web Address	https://www.true-shares.com/janz
TrueShares Structured Outcome February ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome February ETF
Class Name	TrueShares Structured Outcome February ETF
Trading Symbol	FEBZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome February ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/febz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/febz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome February ETF	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome February ETF delivered a positive return of 17.12%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/29/2021)
TrueShares Structured Outcome February ETF NAV	17.12	11.43
S&P 500	23.31	12.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/febz for more recent performance information. Visit https://www.true-shares.com/febz for more recent performance information.
Net Assets	$ 6,547,322
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 48,501
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$6,547,322
Number of Holdings	4
Net Advisory Fee	$48,501
Portfolio Turnover	0%
30-Day SEC Yield	3.31%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	85.0%
Purchased Options	14.7%
Money Market Funds	0.4%
Written Options	-0.1%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	85.0%
SPDR S&P 500 ETF	14.7%
First American Treasury Obligations Fund	0.4%

Updated Prospectus Web Address	https://www.true-shares.com/febz
TrueShares Structured Outcome March ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome March ETF
Class Name	TrueShares Structured Outcome March ETF
Trading Symbol	MARZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome March ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/marz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/marz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome March ETF	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome March ETF delivered a positive return of 18.00%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/26/2021)
TrueShares Structured Outcome March ETF NAV	18.00	10.22
S&P 500	23.31	11.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/marz for more recent performance information. Visit https://www.true-shares.com/marz for more recent performance information.
Net Assets	$ 19,782,426
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 171,967
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$19,782,426
Number of Holdings	4
Net Advisory Fee	$171,967
Portfolio Turnover	0%
30-Day SEC Yield	3.26%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	88.2%
Purchased Options	11.9%
Money Market Funds	0.1%
Written Options	-0.1%
Cash & Other	-0.1%

Top 10 Issuers	(%)
United States Treasury Bill	88.2%
SPDR S&P 500 ETF	11.8%
First American Treasury Obligations Fund	0.1%

Updated Prospectus Web Address	https://www.true-shares.com/marz
TrueShares Structured Outcome April ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome April ETF
Class Name	TrueShares Structured Outcome April ETF
Trading Symbol	APRZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome April ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/aprz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/aprz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome April ETF	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome April ETF delivered a positive return of 18.52%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
TrueShares Structured Outcome April ETF NAV	18.52	10.56
S&P 500	23.31	11.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/aprz for more recent performance information. Visit https://www.true-shares.com/aprz for more recent performance information.
Net Assets	$ 23,645,599
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 139,509
Investment Company Portfolio Turnover	741.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$23,645,599
Number of Holdings	4
Net Advisory Fee	$139,509
Portfolio Turnover	741%
30-Day SEC Yield	3.13%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	90.5%
Purchased Options	9.7%
Money Market Funds	0.1%
Written Options	-0.3%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	90.5%
SPDR S&P 500 ETF Trust	9.4%
First American Treasury Obligations Fund	0.1%

Updated Prospectus Web Address	https://www.true-shares.com/aprz
TrueShares Structured Outcome May ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome May ETF
Class Name	TrueShares Structured Outcome May ETF
Trading Symbol	MAYZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome May ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/mayz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/mayz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome May ETF	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome May ETF delivered a positive return of 17.76%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/30/2021)
TrueShares Structured Outcome May ETF NAV	17.76	7.29
S&P 500	23.31	9.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/mayz for more recent performance information. Visit https://www.true-shares.com/mayz for more recent performance information.
Net Assets	$ 9,643,244
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 41,855
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$9,643,244
Number of Holdings	4
Net Advisory Fee	$41,855
Portfolio Turnover	0%
30-Day SEC Yield	2.93%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	87.4%
Purchased Options	12.8%
Money Market Funds	0.2%
Written Options	-0.4%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	87.4%
SPDR S&P 500 ETF Trust	12.4%
First American Treasury Obligations Fund	0.2%

Updated Prospectus Web Address	https://www.true-shares.com/mayz
TrueShares Structured Outcome June ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome June ETF
Class Name	TrueShares Structured Outcome June ETF
Trading Symbol	JUNZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome June ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/junz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/junz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome June ETF	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome June ETF delivered a positive return of 17.60%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/28/2021)
TrueShares Structured Outcome June ETF NAV	17.60	8.04
S&P 500	23.31	9.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/junz for more recent performance information. Visit https://www.true-shares.com/junz for more recent performance information.
Net Assets	$ 4,604,394
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 33,693
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$4,604,394
Number of Holdings	4
Net Advisory Fee	$33,693
Portfolio Turnover	0%
30-Day SEC Yield	3.15%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	89.9%
Purchased Options	10.6%
Money Market Funds	0.2%
Written Options	-0.7%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	89.9%
SPDR S&P 500 ETF Trust	9.9%
First American Treasury Obligations Fund	0.2%

Updated Prospectus Web Address	https://www.true-shares.com/junz
TrueShares Structured Outcome July ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome July ETF
Class Name	TrueShares Structured Outcome July ETF
Trading Symbol	JULZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome July ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/julz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/julz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome July ETF	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome July ETF delivered a positive return of 18.85% compared, underperforming to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2020)
TrueShares Structured Outcome July ETF NAV	18.85	13.72
S&P 500	23.31	15.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/julz for more recent performance information. Visit https://www.true-shares.com/julz for more recent performance information.
Net Assets	$ 33,345,962
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 225,564
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$33,345,962
Number of Holdings	4
Net Advisory Fee	$225,564
Portfolio Turnover	0%
30-Day SEC Yield	3.21%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	91.4%
Purchased Options	9.5%
Money Market Funds	0.2%
Written Options	-1.0%
Cash & Other	-0.1%

Top 10 Issuers	(%)
United States Treasury Bill	91.4%
SPDR S&P 500 ETF Trust	8.5%
First American Treasury Obligations Fund	0.2%

Updated Prospectus Web Address	https://www.true-shares.com/julz
TrueShares Structured Outcome August ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome August ETF
Class Name	TrueShares Structured Outcome August ETF
Trading Symbol	AUGZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome August ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/augz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/augz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome August ETF	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome August ETF delivered a positive return of 18.35%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2020)
TrueShares Structured Outcome August ETF NAV	18.35	12.36
S&P 500	23.31	14.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/augz for more recent performance information. Visit https://www.true-shares.com/augz for more recent performance information.
Net Assets	$ 16,074,476
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 135,677
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$16,074,476
Number of Holdings	4
Net Advisory Fee	$135,677
Portfolio Turnover	0%
30-Day SEC Yield	3.18%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	92.0%
Purchased Options	9.0%
Money Market Funds	0.3%
Written Options	-1.3%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	92.0%
SPDR S&P 500 ETF Trust	7.7%
First American Treasury Obligations Fund	0.3%

Updated Prospectus Web Address	https://www.true-shares.com/augz
TrueShares Structured Outcome September ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome September ETF
Class Name	TrueShares Structured Outcome September ETF
Trading Symbol	SEPZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome September ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/sepz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/sepz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome September ETF	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome September ETF delivered a positive return of 18.43%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/31/2020)
TrueShares Structured Outcome September ETF NAV	18.43	12.30
S&P 500	23.31	12.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/sepz for more recent performance information. Visit https://www.true-shares.com/sepz for more recent performance information.
Net Assets	$ 19,319,543
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 153,080
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$19,319,543
Number of Holdings	4
Net Advisory Fee	$153,080
Portfolio Turnover	0%
30-Day SEC Yield	3.25%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	93.6%
Purchased Options	8.0%
Money Market Funds	0.1%
Written Options	-1.7%
Cash & Other	0.0%

Top 10 Issuers	(%)
United States Treasury Bill	93.5%
SPDR S&P 500 ETF Trust	6.4%
First American Treasury Obligations Fund	0.1%

Updated Prospectus Web Address	https://www.true-shares.com/sepz
TrueShares Structured Outcome October ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome October ETF
Class Name	TrueShares Structured Outcome October ETF
Trading Symbol	OCTZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome October ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/octz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/octz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome October ETF	$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome October ETF delivered a positive return of 18.99%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2020)
TrueShares Structured Outcome October ETF NAV	18.99	12.55
S&P 500	23.31	14.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/octz for more recent performance information. Visit https://www.true-shares.com/octz for more recent performance information.
Net Assets	$ 15,312,959
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 48,246
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$15,312,959
Number of Holdings	3
Net Advisory Fee	$48,246
Portfolio Turnover	0%
30-Day SEC Yield	2.93%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	94.9%
Purchased Options	7.1%
Written Options	-2.1%
Cash & Other	0.1%

Top 10 Issuers	(%)
United States Treasury Bill	94.9%
SPDR S&P 500 ETF Trust	5.1%

Updated Prospectus Web Address	https://www.true-shares.com/octz
TrueShares Structured Outcome November ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome November ETF
Class Name	TrueShares Structured Outcome November ETF
Trading Symbol	NOVZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome November ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/novz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/novz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome November ETF	$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome November ETF delivered a positive return of 19.19%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2020)
TrueShares Structured Outcome November ETF NAV	19.19	13.69
S&P 500	23.31	15.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/novz for more recent performance information. Visit https://www.true-shares.com/novz for more recent performance information.
Net Assets	$ 22,545,543
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 152,098
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$22,545,543
Number of Holdings	4
Net Advisory Fee	$152,098
Portfolio Turnover	0%
30-Day SEC Yield	3.24%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	93.9%
Purchased Options	8.1%
Money Market Funds	1.9%
Written Options	-2.1%
Cash & Other	-1.8%

Top 10 Issuers	(%)
United States Treasury Bill	93.9%
SPDR S&P 500 ETF Trust	6.0%
First American Treasury Obligations Fund	1.9%

Updated Prospectus Web Address	https://www.true-shares.com/novz
TrueShares Structured Outcome December ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Structured Outcome December ETF
Class Name	TrueShares Structured Outcome December ETF
Trading Symbol	DECZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Structured Outcome December ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/decz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/decz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Structured Outcome December ETF	$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Structured Outcome December ETF delivered a positive return of 19.00%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was expected, as the portfolio utilizes a “buffer protect” options strategy, that seeks to provide investors with returns (before fees and expenses) correlated to those of the S&P 500 Price Index.
The strategy is implemented through the purchase and sale of options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index. The TrueShares “uncapped” design seeks more participation in “right-tail” events (critical to generating strong, long-term performance) when compared to other defined outcome ETFs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/30/2020)
TrueShares Structured Outcome December ETF NAV	19.00	11.60
S&P 500	23.31	12.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/decz for more recent performance information. Visit https://www.true-shares.com/decz for more recent performance information.
Net Assets	$ 74,385,224
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 421,042
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$74,385,224
Number of Holdings	4
Net Advisory Fee	$421,042
Portfolio Turnover	0%
30-Day SEC Yield	3.32%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	96.8%
Purchased Options	5.2%
Money Market Funds	0.7%
Written Options	-3.1%
Cash & Other	0.4%

Top 10 Issuers	(%)
United States Treasury Bill	96.8%
SPDR S&P 500 ETF Trust	2.1%
First American Treasury Obligations Fund	0.7%

Updated Prospectus Web Address	https://www.true-shares.com/decz